Note 12 - Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about warrants [text block]
	Historical Average Exercise Price	Number of Warrants/ Compensation options	Historical Fair value

Balance, January 1, 2016	$0.79	8,369,233	$2,013,747
Warrants issued	0.39	34,800,000	5,985,378
Warrants and compensation warrants exercised	(0.51)	(3,794,412)	(901,417)
Expired	(1.02)	(4,574,821)	(1,112,330)

Balance, December 31, 2016 and 2017	0.39	34,800,000	5,985,378
Fair value of warrants issued on public offering	0.58	12,545,350	2,286,426
Historical fair value assigned to warrants exercised	0.39	(2,600,500)	(447,270)
Fair value of compensation options issued to brokers	0.43	1,505,442	479,204

Balance, December 31, 2018	$0.44	46,250,292	$8,303,738